Property, Plant & Equipment (Details) - Schedule of changes in cost, depreciation, and net book value - TINGO, INC. [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning		$ 55,455,578	$ 55,455,578	$ 58,307,758
DEPRECIATION, Balance at the beginning		18,413,234	18,413,234	14,661,615
NET BOOK VALUE
Net book value, Balance at the beginning		37,042,344	37,042,344	43,646,143
Net book value, Balance at the ending				37,042,344
DEPRECIATION
COST, ADDITIONS				197,750
COST, Forex translation difference				(3,049,931)
COST, Balance at the ending				55,455,578
DEPRECIATION, CHARGED FOR THE YEAR				4,528,106
DEPRECIATION, Forex translation difference				(776,487)
DEPRECIATION, Balance at the ending				18,413,234
Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning	$ 18,569,988	18,413,234	18,413,234
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR			1,717,871
DEPRECIATION, Forex translation difference			(1,561,118)
DEPRECIATION, Balance at the ending			18,569,988	18,413,234
Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	223,762,115	37,042,344	37,042,344
Net book value, Balance at the ending			223,762,115	37,042,344
LAND [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning		9,560,176	9,560,176	10,087,768
DEPRECIATION, Balance at the beginning
NET BOOK VALUE
Net book value, Balance at the beginning		9,560,176	9,560,176	10,087,768
Net book value, Balance at the ending				9,560,176
DEPRECIATION
COST, ADDITIONS		0
COST, Forex translation difference	57,754	701,344		(527,592)
COST, Balance at the ending				9,560,176
DEPRECIATION, CHARGED FOR THE YEAR
DEPRECIATION, Forex translation difference
DEPRECIATION, Balance at the ending
LAND [Member] | Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR
DEPRECIATION, Forex translation difference
DEPRECIATION, Balance at the ending
LAND [Member] | Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	8,794,695	9,560,176	9,560,176
Net book value, Balance at the ending			8,794,695	9,560,176
BUILDING [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning		34,540,253	34,540,253	36,446,408
DEPRECIATION, Balance at the beginning		7,256,776	7,256,776	5,834,932
NET BOOK VALUE
Net book value, Balance at the beginning		27,283,477	27,283,477	30,611,476
Net book value, Balance at the ending				27,283,477
DEPRECIATION
COST, ADDITIONS		0
COST, Forex translation difference	208,661	2,533,907		(1,906,155)
COST, Balance at the ending				34,540,253
DEPRECIATION, CHARGED FOR THE YEAR				1,730,713
DEPRECIATION, Forex translation difference				(308,869)
DEPRECIATION, Balance at the ending				7,256,776
BUILDING [Member] | Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning	8,264,459	7,256,776	7,256,776
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR			1,654,988
DEPRECIATION, Forex translation difference			(647,305)
DEPRECIATION, Balance at the ending			8,264,459	7,256,776
BUILDING [Member] | Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	23,510,165	27,283,477	27,283,477
Net book value, Balance at the ending			23,510,165	27,283,477
MOTOR VEHICLES [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning		225,788	225,788	99,783
DEPRECIATION, Balance at the beginning		104,655	104,655	69,704
NET BOOK VALUE
Net book value, Balance at the beginning		121,134	121,134	30,079
Net book value, Balance at the ending				121,134
DEPRECIATION
COST, ADDITIONS				131,505
COST, Forex translation difference	1,363			(5,500)
COST, Balance at the ending				225,788
DEPRECIATION, CHARGED FOR THE YEAR				38,679
DEPRECIATION, Forex translation difference				(3,728)
DEPRECIATION, Balance at the ending				104,655
MOTOR VEHICLES [Member] | Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning	126,507	104,655	104,655
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR			31,493
DEPRECIATION, Forex translation difference			(9,640)
DEPRECIATION, Balance at the ending			126,507	104,655
MOTOR VEHICLES [Member] | Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	81,202	121,134	121,134
Net book value, Balance at the ending			81,202	121,134
FURNITURE & FITTINGS [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning		65,232	65,232	37,970
DEPRECIATION, Balance at the beginning		33,763	33,763	23,403
NET BOOK VALUE
Net book value, Balance at the beginning		31,469	31,469	14,567
Net book value, Balance at the ending				31,469
DEPRECIATION
COST, ADDITIONS				29,311
COST, Forex translation difference	394			(2,048)
COST, Balance at the ending				65,232
DEPRECIATION, CHARGED FOR THE YEAR				11,609
DEPRECIATION, Forex translation difference				(1,249)
DEPRECIATION, Balance at the ending				33,763
FURNITURE & FITTINGS [Member] | Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning	41,444	33,763	33,763
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR			10,817
DEPRECIATION, Forex translation difference			(3,136)
DEPRECIATION, Balance at the ending			41,444	33,763
FURNITURE & FITTINGS [Member] | Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	18,565	31,469	31,469
Net book value, Balance at the ending			18,565	31,469
OFFICE EQUIPMENT [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning		71,899	71,899	74,339
DEPRECIATION, Balance at the beginning		57,869	57,869	45,965
NET BOOK VALUE
Net book value, Balance at the beginning		14,030	14,030	28,374
Net book value, Balance at the ending				14,030
DEPRECIATION
COST, ADDITIONS				1,451
COST, Forex translation difference	434			(3,891)
COST, Balance at the ending				71,899
DEPRECIATION, CHARGED FOR THE YEAR				14,338
DEPRECIATION, Forex translation difference				(2,435)
DEPRECIATION, Balance at the ending				57,869
OFFICE EQUIPMENT [Member] | Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning	62,662	57,869	57,869
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR			9,820
DEPRECIATION, Forex translation difference			(5,027)
DEPRECIATION, Balance at the ending			62,662	57,869
OFFICE EQUIPMENT [Member] | Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	3,480	14,030	14,030
Net book value, Balance at the ending			3,480	14,030
PLANT & MACHINERY [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning		10,992,230	10,992,230	11,561,491
DEPRECIATION, Balance at the beginning		10,960,171	10,960,171	8,687,612
NET BOOK VALUE
Net book value, Balance at the beginning		32,059	32,059	2,873,880
Net book value, Balance at the ending				32,059
DEPRECIATION
COST, ADDITIONS				35,483
COST, Forex translation difference				(604,744)
COST, Balance at the ending				10,992,230
DEPRECIATION, CHARGED FOR THE YEAR				2,732,767
DEPRECIATION, Forex translation difference				(460,207)
DEPRECIATION, Balance at the ending				10,960,171
PLANT & MACHINERY [Member] | Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning	10,092,916	10,960,171	10,960,171
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR			10,753
DEPRECIATION, Forex translation difference			(896,009)
DEPRECIATION, Balance at the ending			10,092,916	10,960,171
PLANT & MACHINERY [Member] | Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	19,169	32,059	32,059
Net book value, Balance at the ending			19,169	32,059
SITE INSTALLATIONS [Member] | Depreciation [Member]
Property, Plant and Equipment [Line Items]
DEPRECIATION, Balance at the beginning
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR
DEPRECIATION, Forex translation difference
DEPRECIATION, Balance at the ending
SITE INSTALLATIONS [Member] | Net Book Value [Member]
NET BOOK VALUE
Net book value, Balance at the beginning	191,316,838
Net book value, Balance at the ending			191,316,838
Cost [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	242,332,103	55,455,578	55,455,578
DEPRECIATION
COST, ADDITIONS			207,968,849
COST, Forex translation difference			(21,092,324)
COST, Balance at the ending			242,332,103	55,455,578
Cost [Member] | LAND [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	8,794,695	9,560,176	9,560,176
DEPRECIATION
COST, ADDITIONS
COST, Forex translation difference			(765,481)
COST, Balance at the ending			8,794,695	9,560,176
Cost [Member] | BUILDING [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	31,774,624	34,540,253	34,540,253
DEPRECIATION
COST, ADDITIONS
COST, Forex translation difference			(2,765,629)
COST, Balance at the ending			31,774,624	34,540,253
Cost [Member] | MOTOR VEHICLES [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	207,709	225,788	225,788
DEPRECIATION
COST, ADDITIONS
COST, Forex translation difference			(18,079)
COST, Balance at the ending			207,709	225,788
Cost [Member] | FURNITURE & FITTINGS [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	60,009	65,232	65,232
DEPRECIATION
COST, ADDITIONS
COST, Forex translation difference			(5,223)
COST, Balance at the ending			60,009	65,232
Cost [Member] | OFFICE EQUIPMENT [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	66,142	71,899	71,899
DEPRECIATION
COST, ADDITIONS
COST, Forex translation difference			(5,757)
COST, Balance at the ending			66,142	71,899
Cost [Member] | PLANT & MACHINERY [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	10,112,085	10,992,230	10,992,230
DEPRECIATION
COST, ADDITIONS
COST, Forex translation difference			(880,145)
COST, Balance at the ending			10,112,085	10,992,230
Cost [Member] | SITE INSTALLATIONS [Member]
Property, Plant and Equipment [Line Items]
COST, Balance at the beginning	$ 191,316,838
DEPRECIATION
COST, ADDITIONS			191,316,838
COST, Forex translation difference
COST, Balance at the ending			$ 191,316,838